PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Harris Teeter Supermarkets, Inc. Retirement and Savings Plan
PARTY-IN-INTEREST TRANSACTIONS
PARTY-IN-INTEREST TRANSACTIONS

NOTE G – PARTY-IN-INTEREST TRANSACTIONS

Certain Plan assets invested in mutual funds with a fair value of $1,596,107 and $422,511 at December 31, 2025 and 2024, respectively, common collective trust funds with a fair value of $1,168,818,318 and

$998,606,601 at December 31, 2025 and 2024, respectively, and a fully benefit-responsive investment contract with a contract value of $69,433,338 and $69,134,801 at December 31, 2025 and 2024, respectively, are managed by the Trustee or by T. Rowe Price Associates, Inc. (a company related to the Trustee through common ownership). Such transactions qualify as party-in-interest transactions as defined by ERISA. There are additional fees paid by the Plan to parties-in-interest for investment management and other services, which are included in the net appreciation/depreciation and/or administrative expenses reported in the statement of changes in net assets available for benefits.

At December 31, 2025, the Plan held 238,229 Kroger Shares with a fair value of $14,884,550.

At December 31, 2024, the Plan held 245,156 Kroger Shares with a fair value of $14,991,270.